Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investment Text Details [Abstract]
Fixed maturities pledged as collateral to brokers as required under certain futures contracts	$ 79,000,000	$ 98,000,000
Investments supporting run-off settlement annuity business	3,000,000,000	2,500,000,000
Gross unrealized appreciation of investments supporting run-off settlement annuity business	851,000,000	476,000,000
Gross unrealized depreciation of investments supporting run-off settlement annuity business	25,000,000	33,000,000
Commitments to purchase fixed maturities bearing interest at a fixed market rate	16,000,000
Carrying Value Of Non Income Producing Real Estate Investments	49,000,000	49,000,000
Commercial Mortgage Loans Commitments To Extend Credit	162,000,000
Real Estate Investments Commitments To Contribute Additional Equity	9,000,000
Carrying Value Of Non Income Producing Real Estate Entities And Securities Partnerships	171,000,000	169,000,000
Commitments to contribute to limited liability entities that hold real estate or loans to real estate	165,000,000
Commitments to contribute to entities that hold seucrities diversified by issuer and maturity date	242,000,000
Percentage of the committed amounts to be disbursed by the end of next year	50.00%
Corporate Securities Included In Short Term Investments	4,100,000,000	1,100,000,000
Federal Government Securities Included In Short Term Investments	164,000,000	137,000,000
Money Market Funds Included In Short Term Investments	40,000,000	40,000,000
Financing Receivables Credit Quality Text Details [Abstract]
Financing Receivable Credit Quality Debt Service Coverage	1.40	1.38
Financing Receivable Credit Quality Loan To Value Ratio	70.00%	74.00%
Problem And Potential Problem Mortgage Loans	336,000,000	383,000,000
Average Recorded Investment Impaired Commercial Mortgage Loans	176,000,000	169,000,000
Potential Problem Mortgage Loan Restructured	65,000,000
Modified Loan At Current Market Terms	55,000,000
Modified Loan At Below Market Interest Rate	10,000,000
Included in fixed maturities:
Trading securities in fixed maturities	2,000,000	3,000,000
Hybrid Securities Included In Fixed Maturities	28,000,000	52,000,000
Total	30,000,000	55,000,000
Included in equity securities:
Hybrid securities in equity securities	65,000,000	86,000,000
Included In Fixed Maturtities Amortized Cost [Abstract]
Trading Securities Cost	2,000,000	3,000,000
Hybrid Securities Included In Fixed Maturities Cost	26,000,000	45,000,000
Hybrid Securities Included In Equity Securities Cost	90,000,000	108,000,000
Amortized Cost:
Due in one year or less	955,000,000
Due after one year through five years	4,719,000,000
Due after five years through ten years	4,997,000,000
Due after ten years	2,699,000,000
Mortgage and other asset-backed securities	859,000,000
Total	14,229,000,000
Fair Value:
Due in one year or less	967,000,000
Due after one year through five years	5,060,000,000
Due after five years through ten years	5,581,000,000
Due after ten years	3,565,000,000
Mortgage and other asset-backed securities	1,014,000,000
Other Long Term Investments [Line Items]
Other long-term investments	1,058,000,000	759,000,000
Schedule Of Financing Receivable Allowance For Credit Losses Table Text Block [Abstract]
Reserve balance, January 1,	12,000,000	17,000,000
Financing Receivable Allowance For Credit Losses Provisions	16,000,000	24,000,000
Financing Receivable Allowance For Credit Losses Write Offs Net Of Recoveries	(1,000,000)	(12,000,000)
Financing Receivable Allowance For Credit Losses Transfers To Foreclosed Real Estate	(8,000,000)	(17,000,000)
Reserve balance, December 31,	19,000,000	12,000,000
Real Estate Entities [Member]
Other Long Term Investments [Line Items]
Other long-term investments	665,000,000	394,000,000
Security Partnerships [Member]
Other Long Term Investments [Line Items]
Other long-term investments	298,000,000	288,000,000
Interest Rate And Foreign Currency Swaps [Member]
Other Long Term Investments [Line Items]
Other long-term investments	12,000,000	19,000,000
Mezzanine Loans [Member]
Other Long Term Investments [Line Items]
Other long-term investments	31,000,000	13,000,000
Other Investments, including derivatives [Member]
Other Long Term Investments [Line Items]
Other long-term investments	52,000,000	45,000,000
One Year From Balance Sheet Date [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	529,000,000
More Than Two And Within Three Years From Balance Sheet Date [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	525,000,000
More Than Three And Within Four Years From Balance Sheet Date [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	329,000,000
More Than Four And Within Five Years From Balance Sheet Date [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	372,000,000
More Than Five Years From Balance Sheet Date And Thereafter [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	1,546,000,000
Pacific Region [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	893,000,000	931,000,000
South Atlantic Region [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	870,000,000	752,000,000
New England Region [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	450,000,000	585,000,000
Central Region [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	511,000,000	519,000,000
Middle Atlantic [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	391,000,000	385,000,000
Mountain [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	186,000,000	314,000,000
Office Buildings [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	1,014,000,000	1,043,000,000
Apartment Building [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	705,000,000	835,000,000
Industrial [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	670,000,000	619,000,000
Hotels [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	542,000,000	533,000,000
Retail Facilities [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	297,000,000	418,000,000
Other Property [Member]
Mortgage Loans On Real Estate Commercia Land Consumernet Investment Based Operations Presentation [Line Items]
Commercial mortgage loans and real estate investments	$ 73,000,000	$ 38,000,000